Subsequent Events (Details) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
	May 15, 2025	Apr. 15, 2025	Apr. 11, 2025	Jun. 30, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Loss on debt extinguishment					$ 12,630
1.5% Convertible Senior Subordinated Notes due 2026
Subsequent Event [Line Items]
Cash paid to repurchase debt		$ 170,000
Repurchase Amount	$ 59,900	170,000
Aggregate principal amount	$ 59,900
Percentage of redemption price	100.00%
Principal Amount				$ 100
Loss on debt extinguishment				$ 4,700
UDENYCA | Discontinued Operations Disposed of by Sale
Subsequent Event [Line Items]
Cash consideration			$ 483,400
Inventory			118,400
UDENYCA | Disposal Group | Scenario, net sales exceeding 300 million, quarters ending September 30, 2026
Subsequent Event [Line Items]
Threshold net sales, payment trigger			300,000
UDENYCA | Disposal Group | Scenario, net sales exceeding 350 million, quarters ending March 31, 2027
Subsequent Event [Line Items]
Threshold net sales, payment trigger			$ 350,000
UDENYCA | Revenue Purchase and Sale Agreement
Subsequent Event [Line Items]
Payments to buy out right to receive future payments		$ 47,700